Fair Value Measurements (Details Narrative) $ in Millions	6 Months Ended
Apr. 30, 2021 CAD ($)
Debt securities FVOCI [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Transfers out of Level 2 to Level 1	$ 400